Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Deferred tax liability:
Depreciation for tangible assets	$ 217	$ 1,293
Total	$ 217	$ 1,293